Securities - Summary of Allowance for Losses measured at FVOCI (Parenthetical) (Detail) - Stage 3 [member] - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2020	Apr. 30, 2020	Jul. 31, 2020
US dollar denominated debt [Member]
Disclosure of financial assets [line items]
Expected credit losses on financial assets derecognised	$ 8
Debt securities measured at amortized cost [Member]
Disclosure of financial assets [line items]
Provisions for credit loss	$ 1	$ 13	$ 14